Restructuring Charges (Tables)	12 Months Ended
Aug. 31, 2020
Restructuring Charges [Abstract]
Restructuring charges
The following tables summarize changes in restructuring accrual during the years ended August 31, 2019 and 2020:

	Years ended August 31,
	2020	2019

Balance – Beginning of year	$1,133	$3,167
Addition	2,886	3,305
Payments	(393)	(5,339)
Balance – End of year (note 12)	$3,626	$1,133